Net revenues (Summary of Contract Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Contract liabilities	¥ 691,954	¥ 675,018